UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     August 10, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     64

Form13F Information Table Value Total:     1910596


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, L.P.

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
A T & T Corporation            COM              001957109    44786  1416150 SH        SOLE                 1237700            178450
Abbott Laboratories            COM              002824100    62457  1401550 SH        SOLE                 1205050            196500
Abbott Laboratories            COM              002824100     6684   150000 SH        DEFINED 01            150000
Allegheny Technologies Inc     COM              01741R102    14740   818915 SH        SOLE                  682340            136575
American International Group,  COM              026874107   149669  1273782 SH        SOLE                 1103116            170666
American International Group,  COM              026874107     9499    80840 SH        DEFINED 01             80840
Baker Hughes Inc.              COM              057224107    13398   418700 SH        SOLE                  361600             57100
Boeing Co.                     COM              097023105    40230   962150 SH        SOLE                  833950            128200
Bristol Myers Squibb Co.       COM              110122108    41136   706200 SH        SOLE                  611500             94700
Bristol Myers Squibb Co.       COM              110122108     5825   100000 SH        DEFINED 01            100000
Brunswick Corp.                COM              117043109    33498  2022550 SH        SOLE                 1740450            282100
Brunswick Corp.                COM              117043109     4969   300000 SH        DEFINED 01            300000
Cablevision Systems Cl A       COM              12686C109    10629   156600 SH        SOLE                  134100             22500
Campbell's Soup Co.            COM              134429109     2912   100000 SH        DEFINED 01            100000
Canadian Natl Ry Co.           COM              136375102    28843   988200 SH        SOLE                  974400             13800
Cardinal Health Inc.           COM              14149Y108    35914   485325 SH        SOLE                  421325             64000
Citigroup Inc.                 COM              172967101     9037   150000 SH        DEFINED 01            150000
Citigroup Inc.                 COM              172967101   119948  1990838 SH        SOLE                 1726893            263945
Comcast Corp. Cl A             COM              200300200    10222   252400 SH        SOLE                  217100             35300
Cooper Cameron Corp.           COM              216640102    55413   839596 SH        SOLE                  724596            115000
Eastman Chemical Company       COM              277432100    49051  1027250 SH        SOLE                  896050            131200
Eastman Chemical Company       COM              277432100     4665    97700 SH        DEFINED 01             97700
El Paso Energy Corp.           COM              283905107    60254  1182900 SH        SOLE                  979000            203900
Ford Motor Company             COM              345370100     4780   107200 SH        SOLE                  107200
Fox Entertainment Group Inc.   COM              35138t107    51874  1707800 SH        SOLE                 1445300            262500
Fox Entertainment Group Inc.   COM              35138t107     3037   100000 SH        DEFINED 01            100000
General Mtrs Corp Cl H         COM              370442832    28111   320350 SH        SOLE                  274350             46000
Global Crossing Ltd.           COM              G3921A100     2631   100000 SH        DEFINED 01            100000
Goldman Sachs Group Inc.       COM              38141G104    73272   772300 SH        SOLE                  662800            109500
Honeywell International Inc.   COM              438516106    30249   897920 SH        SOLE                  753520            144400
Household Intl Inc.            COM              441815107    87390  2102612 SH        SOLE                 1772512            330100
Household Intl Inc.            COM              441815107     6521   156900 SH        DEFINED 01            156900
Illinois Tool Works            COM              452308109     5968   104700 SH        DEFINED 01            104700
Illinois Tool Works            COM              452308109    58499  1026300 SH        SOLE                  888600            137700
Investor AB - B SHS            COM              004469630     5460   400000 SH        DEFINED 01            400000
Johnson & Johnson              COM              478160104    10187   100000 SH        DEFINED 01            100000
Koninklijke Philips Electronic COM              500472204    92725  1952098 SH        SOLE                 1685378            266720
Loral Space & Communicat       COM              G56462107     5791   834750 SH        SOLE                  715550            119200
Newell Rubbermaid Inc.         COM              651229106     4506   175000 SH        DEFINED 01            175000
Newell Rubbermaid Inc.         COM              651229106    27102  1052500 SH        SOLE                  921400            131100
Primedia Inc.                  COM              74157K101     7341   322700 SH        SOLE                  317600              5100
Procter & Gamble Co.           COM              742718109     8587   150000 SH        DEFINED 01            150000
Procter & Gamble Co.           COM              742718109    85686  1496700 SH        SOLE                 1276900            219800
Rockwell International Corp.   COM              773903109    23425   743650 SH        SOLE                  638450            105200
Rockwell International Corp.   COM              773903109     4593   145800 SH        DEFINED 01            145800
Schlumberger Ltd.              COM              806857108    40779   546450 SH        SOLE                  469650             76800
Sealed Air Corp.               COM              81211K100    58346  1114000 SH        SOLE                  955500            158500
Servicemaster Company          COM              81760n109     9281   815900 SH        SOLE                  673200            142700
Servicemaster Company          COM              81760n109     2895   254500 SH        DEFINED 01            254500
Sybron Intl Corp.              COM              87114F106    23674  1194900 SH        SOLE                 1059900            135000
Sybron Intl Corp.              COM              87114F106     2972   150000 SH        DEFINED 01            150000
Tenet Healthcare Corp.         COM              88033G100    22352   827850 SH        SOLE                  696850            131000
The Scotts Company Cl A        COM              810186106     3960   108500 SH        SOLE                  108500
The Scotts Company Cl A        COM              810186106     7526   206200 SH        DEFINED 01            206200
Tyco Intl Ltd.                 COM              902124106    63707  1344730 SH        SOLE                 1157530            187200
Viacom Inc Cl B                COM              925524308    76859  1127170 SH        SOLE                 1018570            108600
Walt Disney Co.                COM              254687106    24417   629100 SH        SOLE                  540700             88400
Wells Fargo & Co.              COM              949746101     3875   100000 SH        DEFINED 01            100000
Wells Fargo & Co.              COM              949746101    29307   756300 SH        SOLE                  638400            117900
Westpoint Stevens Inc.         COM              961238102    12275  1103400 SH        SOLE                  962200            141200
Westpoint Stevens Inc.         COM              961238102     2781   250000 SH        DEFINED 01            250000
Worldcom Inc.                  COM              98157D106    37556   818654 SH        SOLE                  704792            113862
York Intl Corp New             COM              986670107    11236   445000 SH        DEFINED 01            445000
York Intl Corp New             COM              986670107    35284  1397375 SH        SOLE                 1200150            197225